Filed pursuant to Rule 497(e)
File No. 333-182274
Supplement dated November 29, 2023
to each Prospectus and Statement of Additional Information (“SAI”)
dated January 31, 2023, as previously supplemented,
of the
ETFMG Prime Junior Silver Miners ETF (SILJ);
AI Powered Equity ETF (AIEQ);
Etho Climate Leadership U.S. ETF (ETHO);
ETFMG Prime Cyber Security ETF (HACK);
ETFMG Prime Mobile Payments ETF (IPAY);
ETFMG Treatments, Testing and Advancements ETF (GERM);
ETFMG Alternative Harvest ETF (MJ);
ETFMG U.S. Alternative Harvest ETF (MJUS);
Wedbush ETFMG Video Game Tech ETF (GAMR);
Wedbush ETFMG Global Cloud Technology ETF (IVES);
ETFMG Travel Tech ETF (AWAY); and
BlueStar Israel Technology ETF (ITEQ)

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Address Change
Effective immediately, the address of ETF Managers Group LLC and ETF Managers Trust is 350 Springfield Avenue, Suite #200, Summit, NJ 07901. All references to the address of the Adviser and the Trust in each Prospectus and SAI are updated accordingly.

Please retain this Supplement with your Prospectus and SAI for future reference.